Income tax credit - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current tax
Total current tax expense	£ (1,087)	£ (1,994)	£ (905)
Deferred tax
Total deferred tax credit	7,728	19,559
Total tax expense
Total income tax credit	6,641	17,565	3,896
UK and US
Current tax
Current tax on loss for the year	(230)	(270)	(217)
Adjustment in respect of previous years	54	23	(116)
UK
Deferred tax
Origination and reversal of temporary differences	8,066	19,663	5,176
Adjustment in respect of previous years	(338)	(104)	(375)
Total deferred tax credit	7,728	19,559	4,801
Other than UK and US
Current tax
Current tax on loss for the year	£ (911)	£ (1,747)	£ (572)